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Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210
Southborough, MA 01772

VIA EDGAR

May 5, 2008

U.S. Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549

RE: Commonwealth Annuity Life Insurance Company
    Registration Statement Filed on Form N-4
    ----------------------------------------

    Commonwealth Annuity Separate Account A (Commonwealth Annuity Advantage IV) (File Nos. 333-141045/811-22024)


Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional information being used in connection with the "Commonwealth Annuity Advantage IV" Annuity Contract that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 1 for the Commonwealth Annuity Separate Account A as filed electronically with the Commission on April 25, 2008 (Accession No. 0001047469-08-005241).

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 460-2408.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy, Esq.